Average Annual Total Returns - Artisan Global Discovery Fund - Investor	1-Year	Since Inception	Inception Date	Return After Taxes on Distributions 1-Year	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	45.70%	25.84%	Aug. 21, 2017	44.76%	25.51%	27.24%	20.67%	16.25%	11.90%